Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 128,056	$ 51,644
Transaction-based expenses:
Transaction-based expenses	(3,034)	(3,888)
Total revenues, less transaction-based expenses	125,022	47,756
Operating expenses:
Compensation and benefits	94,654	37,330
Professional services	12,450	3,371
Acquisition-related transaction costs	882	3,289
Advertising and market development	5,090	1,528
Rent and occupancy	3,744	2,381
Technology and communications	8,243	4,616
General and administrative	4,358	452
Depreciation and amortization	5,390	2,406
Total operating expenses	134,811	55,373
Operating loss	(9,789)	(7,617)
Interest expenses and other income (expenses):
Interest expense, net	(2,307)	(2,405)
Change in fair value of warrant liabilities	(6,064)	(292)
Other income (expenses), net	47	(201)
Total interest expenses and other expenses	(8,324)	(2,898)
Loss before provision for income taxes	(18,113)	(10,515)
Provision for (benefit from) income taxes	386	(803)
Net income (loss)	$ (18,499)	$ (9,712)
Earnings Per Share, Basic	$ (1.06)	$ (0.81)
Earnings Per Share, Diluted	$ (1.06)	$ (0.81)
Weighted Average Number of Shares Outstanding, Basic	17,386,008	11,946,614
Weighted Average Number of Shares Outstanding, Diluted	17,386,008	11,946,614
Placement fees
Total revenues	$ 107,723	$ 29,240
Custodial administration fees
Total revenues	$ 20,333	$ 22,404